Shareholder Report, Holdings (Details) - C000226900 [Member]	Mar. 31, 2025
Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Republic Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Cincinnati Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity National Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%